Patent Finance Obligation - Current and Long-Term Portions of Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Gross	$ 47,405	$ 55,670
Unamortized Discount	(2,522)	(3,638)
Net Carrying Amount	44,883	52,032
Current portion	(17,418)	(19,480)
Long term portion of obligation	27,465	32,552
Patent Finance Obligation, Due November 26, 2015 [Member]
Debt Instrument [Line Items]
Gross	8,572
Unamortized Discount	(217)
Net Carrying Amount	8,355
Patent Rights Finance Obligation, Due June 18, 2023 [Member]
Debt Instrument [Line Items]
Gross	18,000	28,000
Unamortized Discount	(609)	(979)
Net Carrying Amount	17,391	27,021
Patent Finance Obligation, Due August 18, 2018 [Member]
Debt Instrument [Line Items]
Gross	20,833	25,000
Unamortized Discount	(1,696)	(2,659)
Net Carrying Amount	19,137	22,341
Patent Finance Obligation, Due December 27, 2014 [Member]
Debt Instrument [Line Items]
Gross		2,670
Net Carrying Amount		$ 2,670